INCOME TAXES - Schedule of components of income tax expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Current income taxes
State and local	$ 75
Total current income taxes	75
Deferred income taxes
State and local	(17)
Total deferred income taxes	(17)
Income tax expense	$ 58